Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalent	Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Cash and bank deposits	1,773	1,220
Deposits with financial institutions	—	261
	1,773	1,481